Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GOLDMAN SACHS VARIABLE INSURANCE TRUST
Entity Central Index Key	0001046292
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000237872
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul
Class Name	Institutional Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — Jan/Jul (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$66	0.61%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid a soft economic landing, disinflation, AI excitement, favorable corporate earnings, a shift to monetary policy easing and anticipated tax cuts after the U.S. elections. In December, the Fed stated future rate cuts would likely come more slowly, dampening market returns.

The Fund seeks to provide equity exposure up to a Cap with a Buffer from downside risk. The Cap represents the maximum percentage return a Fund can achieve for the duration of an Outcome Period. The Buffer provides downside protection against approximately the first 5% of losses of the S&P 500 Price Return Index over each Outcome Period, before the deduction of Fund fees and expenses. If the value of the S&P 500 Price Return Index increases over an Outcome Period, the Fund seeks to provide investment returns that track the performance of the S&P 500 Price Return Index up to the Cap for the Outcome Period. If the value of the S&P 500 Price Return Index increases in excess of the Cap during an Outcome Period, the Fund, and therefore its investors, will not fully participate in those excess gains. During the annual period, the S&P 500 Price Return Index delivered strong performance that exceeded the Cap, leading to reduced upside participation of the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	S&P 500 Total Return Index (Net, USD, Unhedged)	S&P 500® Index
12/22	$10,000	$10,000	$10,000	$10,000
12/23	$11,476	$11,976	$12,567	$12,629
12/24	$13,219	$14,238	$15,646	$15,789

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 12/30/22
Institutional Shares	15.19%	15.00%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	18.89%	19.35%
S&P 500 Total Return Index (Net, USD, Unhedged)	24.50%	25.12%
S&P 500® Index	25.02%	25.69%

Performance Inception Date	Dec. 30, 2022
AssetsNet	$ 7,579,624
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 26,512
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$7,579,624
# of Portfolio Holdings	28
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$26,512

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	25.6	-	25.6	-25.6
Put Options	68.0	41.1	26.9	14.2
Cash and Short-term Investments	86.7	71.7	15.0	56.7
US Equity	97.9	97.9	-	97.9

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000237871
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — Jan/Jul (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$66	0.61%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid a soft economic landing, disinflation, AI excitement, favorable corporate earnings, a shift to monetary policy easing and anticipated tax cuts after the U.S. elections. In December, the Fed stated future rate cuts would likely come more slowly, dampening market returns.

The Fund seeks to provide equity exposure up to a Cap with a Buffer from downside risk. The Cap represents the maximum percentage return a Fund can achieve for the duration of an Outcome Period. The Buffer provides downside protection against approximately the first 5% of losses of the S&P 500 Price Return Index over each Outcome Period, before the deduction of Fund fees and expenses. If the value of the S&P 500 Price Return Index increases over an Outcome Period, the Fund seeks to provide investment returns that track the performance of the S&P 500 Price Return Index up to the Cap for the Outcome Period. If the value of the S&P 500 Price Return Index increases in excess of the Cap during an Outcome Period, the Fund, and therefore its investors, will not fully participate in those excess gains. During the annual period, the S&P 500 Price Return Index delivered strong performance that exceeded the Cap, leading to reduced upside participation of the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service Shares	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	S&P 500 Total Return Index (Net, USD, Unhedged)	S&P 500® Index
12/22	$10,000	$10,000	$10,000	$10,000
12/23	$11,476	$11,976	$12,567	$12,629
12/24	$13,220	$14,238	$15,646	$15,789

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 12/30/22
Service Shares	15.20%	15.00%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	18.89%	19.35%
S&P 500 Total Return Index (Net, USD, Unhedged)	24.50%	25.12%
S&P 500® Index	25.02%	25.69%

Performance Inception Date	Dec. 30, 2022
AssetsNet	$ 7,579,624
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 26,512
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$7,579,624
# of Portfolio Holdings	28
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$26,512

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	25.6	-	25.6	-25.6
Put Options	68.0	41.1	26.9	14.2
Cash and Short-term Investments	86.7	71.7	15.0	56.7
US Equity	97.9	97.9	-	97.9

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000237874
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep
Class Name	Institutional Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — Mar/Sep (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid a soft economic landing, disinflation, AI excitement, favorable corporate earnings, a shift to monetary policy easing and anticipated tax cuts after the U.S. elections. In December, the Fed stated future rate cuts would likely come more slowly, dampening market returns.

The Fund seeks to provide equity exposure up to a Cap with a Buffer from downside risk. The Cap represents the maximum percentage return a Fund can achieve for the duration of an Outcome Period. The Buffer provides downside protection against approximately the first 5% of losses of the S&P 500 Price Return Index over each Outcome Period, before the deduction of Fund fees and expenses. If the value of the S&P 500 Price Return Index increases over an Outcome Period, the Fund seeks to provide investment returns that track the performance of the S&P 500 Price Return Index up to the Cap for the Outcome Period. If the value of the S&P 500 Price Return Index increases in excess of the Cap during an Outcome Period, the Fund, and therefore its investors, will not fully participate in those excess gains. During the annual period, the S&P 500 Price Return Index delivered strong performance that exceeded the Cap, leading to reduced upside participation of the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	S&P 500 Total Return Index (Net, USD, Unhedged)	S&P 500® Index
02/23	$10,000	$10,000	$10,000	$10,000
12/23	$11,190	$11,649	$12,130	$12,179
12/24	$12,804	$13,849	$15,102	$15,226

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 2/28/23
Institutional Shares	14.42%	14.36%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	18.89%	19.35%
S&P 500 Total Return Index (Net, USD, Unhedged)	24.50%	25.10%
S&P 500® Index	25.02%	25.66%

Performance Inception Date	Feb. 28, 2023
AssetsNet	$ 6,657,876
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 24,903
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$6,657,876
# of Portfolio Holdings	32
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$24,903

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	24.4	-	24.4	-24.4
Put Options	33.5	22.8	10.6	12.2
Cash and Short-term Investments	88.7	72.3	16.4	55.9
US Equity	97.5	97.5	-	97.5

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000237873
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — Mar/Sep (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$66	0.62%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid a soft economic landing, disinflation, AI excitement, favorable corporate earnings, a shift to monetary policy easing and anticipated tax cuts after the U.S. elections. In December, the Fed stated future rate cuts would likely come more slowly, dampening market returns.

The Fund seeks to provide equity exposure up to a Cap with a Buffer from downside risk. The Cap represents the maximum percentage return a Fund can achieve for the duration of an Outcome Period. The Buffer provides downside protection against approximately the first 5% of losses of the S&P 500 Price Return Index over each Outcome Period, before the deduction of Fund fees and expenses. If the value of the S&P 500 Price Return Index increases over an Outcome Period, the Fund seeks to provide investment returns that track the performance of the S&P 500 Price Return Index up to the Cap for the Outcome Period. If the value of the S&P 500 Price Return Index increases in excess of the Cap during an Outcome Period, the Fund, and therefore its investors, will not fully participate in those excess gains. During the annual period, the S&P 500 Price Return Index delivered strong performance that exceeded the Cap, leading to reduced upside participation of the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service Shares	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	S&P 500 Total Return Index (Net, USD, Unhedged)	S&P 500® Index
02/23	$10,000	$10,000	$10,000	$10,000
12/23	$11,190	$11,649	$12,130	$12,179
12/24	$12,792	$13,849	$15,102	$15,226

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 2/28/23
Service Shares	14.32%	14.31%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	18.89%	19.35%
S&P 500 Total Return Index (Net, USD, Unhedged)	24.50%	25.10%
S&P 500® Index	25.02%	25.66%

Performance Inception Date	Feb. 28, 2023
AssetsNet	$ 6,657,876
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 24,903
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$6,657,876
# of Portfolio Holdings	32
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$24,903

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	24.4	-	24.4	-24.4
Put Options	33.5	22.8	10.6	12.2
Cash and Short-term Investments	88.7	72.3	16.4	55.9
US Equity	97.5	97.5	-	97.5

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000237876
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov
Class Name	Institutional Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — May/Nov (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$66	0.62%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid a soft economic landing, disinflation, AI excitement, favorable corporate earnings, a shift to monetary policy easing and anticipated tax cuts after the U.S. elections. In December, the Fed stated future rate cuts would likely come more slowly, dampening market returns.

The Fund seeks to provide equity exposure up to a Cap with a Buffer from downside risk. The Cap represents the maximum percentage return a Fund can achieve for the duration of an Outcome Period. The Buffer provides downside protection against approximately the first 5% of losses of the S&P 500 Price Return Index over each Outcome Period, before the deduction of Fund fees and expenses. If the value of the S&P 500 Price Return Index increases over an Outcome Period, the Fund seeks to provide investment returns that track the performance of the S&P 500 Price Return Index up to the Cap for the Outcome Period. If the value of the S&P 500 Price Return Index increases in excess of the Cap during an Outcome Period, the Fund, and therefore its investors, will not fully participate in those excess gains. During the annual period, the S&P 500 Price Return Index delivered strong performance that exceeded the Cap, leading to reduced upside participation of the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	S&P 500 Total Return Index (Net, USD, Unhedged)	S&P 500® Index
12/23	$10,770	$11,210	$11,529	$11,567
12/24	$12,202	$13,327	$14,354	$14,461

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 4/28/23
Institutional Shares	13.30%	12.62%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	18.89%	18.72%
S&P 500 Total Return Index (Net, USD, Unhedged)	24.50%	24.10%
S&P 500® Index	25.02%	24.66%

Performance Inception Date	Apr. 28, 2023
AssetsNet	$ 6,219,956
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 23,605
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$6,219,956
# of Portfolio Holdings	30
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$23,605

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	25.8	-	25.8	-25.8
Put Options	46.1	28.9	17.2	11.7
Cash and Short-term Investments	102.8	79.2	23.6	55.6
US Equity	96.9	96.9	-	96.9

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000237875
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — May/Nov (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid a soft economic landing, disinflation, AI excitement, favorable corporate earnings, a shift to monetary policy easing and anticipated tax cuts after the U.S. elections. In December, the Fed stated future rate cuts would likely come more slowly, dampening market returns.

The Fund seeks to provide equity exposure up to a Cap with a Buffer from downside risk. The Cap represents the maximum percentage return a Fund can achieve for the duration of an Outcome Period. The Buffer provides downside protection against approximately the first 5% of losses of the S&P 500 Price Return Index over each Outcome Period, before the deduction of Fund fees and expenses. If the value of the S&P 500 Price Return Index increases over an Outcome Period, the Fund seeks to provide investment returns that track the performance of the S&P 500 Price Return Index up to the Cap for the Outcome Period. If the value of the S&P 500 Price Return Index increases in excess of the Cap during an Outcome Period, the Fund, and therefore its investors, will not fully participate in those excess gains. During the annual period, the S&P 500 Price Return Index delivered strong performance that exceeded the Cap, leading to reduced upside participation of the Fund.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service Shares	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	S&P 500 Total Return Index (Net, USD, Unhedged)	S&P 500® Index
12/23	$10,769	$11,210	$11,529	$11,567
12/24	$12,202	$13,327	$14,354	$14,461

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 4/28/23
Service Shares	13.31%	12.63%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	18.89%	18.72%
S&P 500 Total Return Index (Net, USD, Unhedged)	24.50%	24.10%
S&P 500® Index	25.02%	24.66%

Performance Inception Date	Apr. 28, 2023
AssetsNet	$ 6,219,956
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 23,605
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)
Total Net Assets	$6,219,956
# of Portfolio Holdings	30
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$23,605

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	25.8	-	25.8	-25.8
Put Options	46.1	28.9	17.2	11.7
Cash and Short-term Investments	102.8	79.2	23.6	55.6
US Equity	96.9	96.9	-	96.9

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs